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                     POWERSHARES EXCHANGE-TRADED FUND TRUST

              SUPPLEMENT DATED JANUARY 3, 2007 TO THE STATEMENTS OF
                           ADDITIONAL INFORMATION OF:

           PowerShares Dynamic Market Portfolio, dated August 30, 2006
            PowerShares Dynamic OTC Portfolio, dated August 30, 2006
      PowerShares Dynamic Large Cap Growth Portfolio, dated August 30, 2006
      PowerShares Dynamic Large Cap Value Portfolio, dated August 30, 2006
       PowerShares Dynamic Mid Cap Growth Portfolio, dated August 30, 2006 PowerShares Dynamic Mid Cap Value Portfolio, dated August 30, 2006
      PowerShares Dynamic Small Cap Growth Portfolio, dated August 30, 2006 PowerShares Dynamic Small Cap Value Portfolio, dated August 30, 2006
   PowerShares Golden Dragon Halter USX China Portfolio, dated August 30, 2006
      PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, dated
                                 August 30, 2006
      PowerShares WilderHill Clean Energy Portfolio, dated August 30, 2006
   PowerShares Dynamic Biotechnology & Genome Portfolio, dated August 30, 2006
      PowerShares Dynamic Food & Beverage Portfolio, dated August 30, 2006 PowerShares Dynamic Leisure and Entertainment Portfolio, dated August 30, 2006
           PowerShares Dynamic Media Portfolio, dated August 30, 2006
         PowerShares Dynamic Networking Portfolio, dated August 30, 2006
      PowerShares Dynamic Pharmaceuticals Portfolio, dated August 30, 2006
       PowerShares Dynamic Semiconductors Portfolio, dated August 30, 2006
          PowerShares Dynamic Software Portfolio, dated August 30, 2006
          PowerShares Zacks Micro Cap Portfolio, dated August 30, 2006
       PowerShares Dividend Achievers(TM) Portfolio, dated August 30, 2006
      PowerShares High Growth Rate Dividend Achievers(TM) Portfolio, dated
                                 August 30, 2006
        PowerShares International Dividend Achievers(TM) Portfolio, dated
                                 August 30, 2006
  PowerShares Dynamic Building & Construction Portfolio, dated August 30, 2006
      PowerShares Dynamic Energy Exploration & Production Portfolio, dated
                                 August 30, 2006
         PowerShares Dynamic Insurance Portfolio, dated August 30, 2006
            PowerShares Lux Nanotech Portfolio, dated August 30, 2006
     PowerShares Dynamic Oil & Gas Services Portfolio, dated August 30, 2006
           PowerShares Dynamic Retail Portfolio, dated August 30, 2006
         PowerShares Dynamic Utilities Portfolio, dated August 30, 2006
        PowerShares Aerospace & Defense Portfolio, dated August 30, 2006
  PowerShares Value Line Timeliness(TM) Select Portfolio, dated August 30, 2006
          PowerShares Water Resources Portfolio, dated August 30, 2006
      PowerShares Dynamic Hardware & Consumer Electronics Portfolio, dated
                                 August 30, 2006
       PowerShares Dynamic Telecommunications & Wireless Portfolio, dated
                                 August 30, 2006
         PowerShares FTSE RAFI US 1000 Portfolio, dated August 30, 2006
          PowerShares Zacks Small Cap Portfolio, dated August 30, 2006
   PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, dated September 20, 2006
     PowerShares FTSE RAFI Energy Sector Portfolio, dated September 20, 2006 PowerShares FTSE RAFI Basic Materials Sector Portfolio, dated September 20, 2006
  PowerShares FTSE RAFI Industrials Sector Portfolio, dated September 20, 2006 PowerShares FTSE RAFI Consumer Goods Sector Portfolio, dated September 20, 2006
  PowerShares FTSE RAFI Health Care Sector Portfolio, dated September 20, 2006
         PowerShares FTSE RAFI Consumer Services Sector Portfolio, dated
                               September 20, 2006
  PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, dated
                               September 20, 2006
   PowerShares FTSE RAFI Utilities Sector Portfolio, dated September 20, 2006 PowerShares FTSE RAFI Financials Sector Portfolio, dated September 20, 2006
  PowerShares Dynamic Basic Materials Sector Portfolio, dated October 12, 2006
       PowerShares Dynamic Consumer Discretionary Sector Portfolio, dated
                                October 12, 2006
  PowerShares Dynamic Consumer Staples Sector Portfolio, dated October 12, 2006
       PowerShares Dynamic Energy Sector Portfolio, dated October 12, 2006 PowerShares Dynamic Financial Sector Portfolio, dated October 12, 2006
    PowerShares Dynamic Industrials Sector Portfolio, dated October 12, 2006
     PowerShares Dynamic Healthcare Sector Portfolio, dated October 12, 2006

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    PowerShares Dynamic Technology Sector Portfolio, dated October 12, 2006
         PowerShares Dynamic Banking Portfolio, dated October 12, 2006 PowerShares Dynamic Healthcare Services Portfolio, dated October 12, 2006
        PowerShares Dynamic MagniQuant Portfolio, dated October 12, 2006
       PowerShares Financial Preferred Portfolio, dated October 24, 2006
           PowerShares Cleantech(TM) Portfolio, dated October 24, 2006
      PowerShares Listed Private Equity Portfolio, dated October 24, 2006
  PowerShares WilderHill Progressive Energy Portfolio, dated October 24, 2006
        PowerShares Dynamic Large Cap Portfolio, dated December 1, 2006
         PowerShares Dynamic Mid Cap Portfolio, dated December 1, 2006
        PowerShares Dynamic Small Cap Portfolio, dated December 1, 2006
   PowerShares Value Line Industry Rotation Portfolio, dated December 1, 2006
                                (each, a "Fund")

                                  MANAGEMENT

                     INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT RESTRICTIONS

In addition, except with respect to the PowerShares Listed Private Equity Portfolio and the PowerShares Lux Nanotech Portfolio, each Fund's non-fundamental restriction (3) is hereby replaced by the following non-fundamental restriction:

     Each Fund may not:

          (3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although no Fund may acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

          In addition, non-fundamental investment restriction (6) is hereby deleted for the following Funds: PowerShares Financial Preferred Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Value Line Industry Rotation Portfolio.

The following Independent Trustees joined the Board of Trustees on December 14, 2006: Marc M. Kole and Donald H. Wilson. The Trust now has six Trustees. Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other Trustee (the "Management Trustee") is affiliated with the Adviser. Messrs. Kole and Wilson each now serve on the Audit Committee and the Nominating and Governance Committee, each of which consists of all five Independent Trustees.

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The following table relates only to the two new Trustees.

                                                                                         NUMBER OF
                                        TERM OF                                        PORTFOLIOS IN
                                      OFFICE AND                                            FUND          OTHER
                         POSITION(S)   LENGTH OF                                          COMPLEX     DIRECTORSHIPS
NAME, ADDRESS AND AGE        HELD        TIME           PRINCIPAL OCCUPATION(S)         OVERSEEN BY      HELD BY
OF INDEPENDENT TRUSTEES   WITH TRUST    SERVED*           DURING PAST 5 YEARS             TRUSTEES      TRUSTEES
-----------------------  -----------  ----------  -----------------------------------  -------------  -------------
Marc M. Kole (46)        Trustee      Since       Interim CFO, Priority Health (July         69       None
c/o PowerShares                       2006        2006- present); Controller,
Capital Management LLC                            Priority Health (September
301 West Roosevelt Road                           2005-present); formerly Senior Vice
Wheaton, IL 60187                                 President of Finance, United
                                                  Healthcare (health insurance) (July
                                                  2004-July 2005); Senior Vice
                                                  President of Finance, Oxford Health
                                                  Plans (June 2000-July 2004)

Donald H. Wilson (47)    Trustee      Since       Executive Vice President and Chief          69      None
c/o PowerShares                       2006        Financial Officer, AMCORE
Capital Management LLC                            Financial, Inc. (bank holding
301 West Roosevelt Road                           company) (February 2006-present);
Wheaton, IL 60187                                 formerly, Senior Vice President and
                                                  Treasurer, Marshall & Ilsley Corp.
                                                  (bank holding company) (May 1995-
                                                  February 2006)

* This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinate term, until his successor is elected.

As of December 31, 2006, Messrs. Kole and Wilson did not beneficially own equity securities in any of the Funds or in any of the registered investment companies overseen by the Trustees.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.